Related Party Transactions	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions
5.	Related Party Transactions

(a)	As at December 31, 2018, the Company owed $167,113 (Cdn$228,009) (September 30, 2018 – $223,799 (Cdn$289,193)) to the President of the Company, which is non-interest bearing, unsecured and due on demand.

(b)	As at December 31, 2018, the Company owed $1,264 (Cdn$1,725) (September 30, 2018 - $2,176 (Cdn$2,812)) to a company controlled by the President of the Company, which is non-interest bearing, unsecured, and due on demand.

(c)	As at December 31, 2018, the Company owed $53,870 (Cdn$73,500) (September 30, 2018 - $56,880 (Cdn$73,500)) to the mother of the President of the Company, which is non-interest bearing, unsecured, and due on demand.

(d)	As at December 31, 2018, the Company owed $nil (September 30, 2018 - $12,522 (Cdn$16,181)) to the Chief Financial Officer of the Company, which is included in accounts payable and accrued liabilities. The amount due is non-interest bearing, unsecured, and due on demand.

(e)	As at December 31, 2018, the Company owed $240,975 (Cdn$328,786) (September 30, 2018 – $243,969 (Cdn$315,272)) to a company controlled by the Chief Financial Officer of the Company, which is included in accounts payable and accrued liabilities. The amount due is non-interest bearing, unsecured, and due on demand.

(f)	During the three months ended December 31, 2018, the Company incurred consulting fees of $22,726 (2017 - $23,595) to the President of the Company.

(g)	During the three months ended December 31, 2018, the Company incurred consulting fees of $22,726 (2017 - $23,595) to the Chief Financial Officer of the Company.

6.	Related Party Transactions

(a)	As at September 30, 2018, the Company owed $223,799 (Cdn$289,193) (2017 – $203,953 (Cdn$252,999)) to the President of the Company, which is non-interest bearing, unsecured and due on demand.

(b)	As at September 30, 2018, the Company owed $2,176 (Cdn$2,812) (2017 - $59,409 (Cdn$74,314)) to a company controlled by the President of the Company, which is non-interest bearing, unsecured, and due on demand.

(c)	As at September 30, 2018, the Company owed $56,880 (Cdn$73,500) (2017 - $58,758 (Cdn$73,500)) to the mother of the President of the Company, which is non-interest bearing, unsecured, and due on demand.

(d)	As at September 30, 2018, the Company owed $12,522 (Cdn$16,181) (2017 - nil) to the Chief Financial Officer of the Company, which is included in accounts payable and accrued liabilities. The amount due is non-interest bearing, unsecured, and due on demand.

(e)	As at September 30, 2018, the Company owed $243,969 (Cdn$315,272) (2017 - nil) to a company controlled by the Chief Financial Officer of the Company, which is included in accounts payable and accrued liabilities. The amount due is non-interest bearing, unsecured, and due on demand.

(f)	During the year ended September 30, 2018, the Company incurred consulting fees of $101,643 (2017 - $120,000) to the President of the Company.

(g)	During the year ended September 30, 2018, the Company incurred consulting fees of $101,643 (2017 - $120,000) to the Chief Financial Officer of the Company.